UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Value® Fund

May 31, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2021 to May 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$1,047.90	0.95%	$4.85
Class C	1,000.00	1,044.20	1.70%	8.66
Class R	1,000.00	1,047.00	1.20%	6.12
Institutional Class	1,000.00	1,049.80	0.70%	3.58
Class R6	1,000.00	1,050.00	0.59%	3.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.19	0.95%	$4.78
Class C	1,000.00	1,016.45	1.70%	8.55
Class R	1,000.00	1,018.95	1.20%	6.04
Institutional Class	1,000.00	1,021.44	0.70%	3.53
Class R6	1,000.00	1,021.99	0.59%	2.97

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10
equity holdings
Delaware Value® Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	98.83%
Communication Services	8.77%
Consumer Discretionary	8.88%
Consumer Staples	5.94%
Energy	3.07%
Financials	15.39%
Healthcare	18.37%
Industrials	12.08%
Information Technology	17.31%
Materials	2.95%
Real Estate	2.88%
Utilities	3.19%
Short-Term Investments	0.45%
Total Value of Securities	99.28%
Receivables and Other Assets Net of Liabilities	0.72%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Fidelity National Information Services	3.20%
Discover Financial Services	3.19%
MetLife	3.19%
Edison International	3.19%
US Bancorp	3.18%
Raytheon Technologies	3.18%
Archer-Daniels-Midland	3.13%
Northrop Grumman	3.13%
Johnson & Johnson	3.11%
Verizon Communications	3.10%

Schedule of investments
Delaware Value® Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.83%
Communication Services – 8.77%
Comcast Class A	5,260,863	$232,951,014
Verizon Communications	4,744,233	243,331,710
Walt Disney †	1,913,382	211,313,908
		687,596,632
Consumer Discretionary – 8.88%
Dollar General	1,029,590	226,859,861
Dollar Tree †	1,474,958	236,480,016
TJX	3,660,627	232,706,058
		696,045,935
Consumer Staples – 5.94%
Archer-Daniels-Midland	2,703,037	245,489,820
Conagra Brands	6,696,420	220,245,254
		465,735,074
Energy – 3.07%
ConocoPhillips	2,143,201	240,810,065
		240,810,065
Financials – 15.39%
American International Group	4,075,500	239,150,340
Discover Financial Services	2,206,700	250,438,383
MetLife	3,714,344	250,309,642
Truist Financial	4,361,723	216,952,102
US Bancorp	4,701,900	249,529,833
		1,206,380,300
Healthcare – 18.37%
Baxter International	3,189,800	242,584,290
Cigna	889,317	238,594,858
CVS Health	2,505,102	242,368,619
Hologic †	3,111,959	234,237,154
Johnson & Johnson	1,359,212	244,019,330
Merck & Co.	2,590,842	238,435,189
		1,440,239,440
Industrials – 12.08%
Dover	1,607,275	215,230,195
Honeywell International	1,231,390	238,421,732
Northrop Grumman	523,462	244,964,512
Raytheon Technologies	2,616,384	248,870,446
		947,486,885

	Number of
	shares	Value (US $)
Common Stocks (continued)
Information Technology – 17.31%
Broadcom	412,500	$239,303,625
Cisco Systems	4,511,047	203,222,667
Cognizant Technology Solutions Class A	3,022,166	225,755,800
Fidelity National Information Services	2,398,821	250,676,795
Motorola Solutions	1,068,166	234,718,797
Oracle	2,825,000	203,174,000
		1,356,851,684
Materials – 2.95%
DuPont de Nemours	3,413,616	231,613,846
		231,613,846
Real Estate – 2.88%
Equity Residential	2,944,450	226,222,094
		226,222,094
Utilities – 3.19%
Edison International	3,573,400	249,816,394
		249,816,394
Total Common Stocks (cost $5,349,324,327)		7,748,798,349

Short-Term Investments – 0.45%
Money Market Mutual Funds – 0.45%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.72%)	8,768,393	8,768,393
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.60%)	8,768,393	8,768,393
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.71%)	8,768,393	8,768,393
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.71%)	8,768,393	8,768,393
Total Short-Term Investments (cost $35,073,572)		35,073,572
Total Value of Securities–99.28%
(cost $5,384,397,899)		$7,783,871,921

†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Value® Fund	May 31, 2022 (Unaudited)

Assets:
Investments, at value*	$7,783,871,921
Cash	29
Receivable for securities sold	41,387,535
Dividends and interest receivable	18,015,272
Receivable for fund shares sold	16,565,976
Prepaid expenses	48,191
Other assets	62,996
Total Assets	7,859,951,920
Liabilities:
Payable for fund shares redeemed	12,876,743
Investment management fees payable to affiliates	3,469,182
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,758,607
Other accrued expenses	787,904
Distribution fees payable to affiliates	498,151
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	64,103
Trustees’ fees and expenses payable to affiliates	56,327
Accounting and administration expenses payable to affiliates	18,993
Legal fees payable to affiliates	10,432
Reports and statements to shareholders expenses payable to affiliates	4,553
Total Liabilities	19,544,995
Total Net Assets	$7,840,406,925

Net Assets Consist of:
Paid-in capital	$4,562,828,092
Total distributable earnings (loss)	3,277,578,833
Total Net Assets	$7,840,406,925

Net Asset Value

Class A:
Net assets	$1,410,135,224
Shares of beneficial interest outstanding, unlimited authorization, no par	68,772,375
Net asset value per share	$20.50
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$21.75
Class C:
Net assets	$225,640,767
Shares of beneficial interest outstanding, unlimited authorization, no par	11,021,682
Net asset value per share	$20.47
Class R:
Net assets	$44,283,718
Shares of beneficial interest outstanding, unlimited authorization, no par	2,161,320
Net asset value per share	$20.49
Institutional Class:
Net assets	$5,440,490,990
Shares of beneficial interest outstanding, unlimited authorization, no par	265,399,917
Net asset value per share	$20.50
Class R6:
Net assets	$719,856,226
Shares of beneficial interest outstanding, unlimited authorization, no par	35,116,988
Net asset value per share	$20.50
______________
*Investments, at cost	$5,384,397,899

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Value® Fund	Six months ended May 31, 2022 (Unaudited)

Investment Income:
Dividends	$89,626,687
Interest	46,720
89,673,407

Expenses:
Management fees	22,544,408
Distribution expenses – Class A	1,853,171
Distribution expenses – Class C	1,234,484
Distribution expenses – Class R	119,681
Dividend disbursing and transfer agent fees and expenses	4,909,067
Reports and statements to shareholders expenses	658,509
Accounting and administration expenses	614,020
Legal fees	245,790
Trustees’ fees and expenses	152,444
Custodian fees	134,499
Registration fees	81,572
Audit and tax fees	16,092
Other	107,255
32,670,992
Less expenses paid indirectly	(1,957)
Total operating expenses	32,669,035
Net Investment Income	57,004,372
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	887,017,316
Net change in unrealized appreciation (depreciation) of investments	(478,472,848)
Net Realized and Unrealized Gain	408,544,468
Net Increase in Net Assets Resulting from Operations	$465,548,840

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Value® Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$57,004,372	$160,309,628
Net realized gain	887,017,316	1,810,769,510
Net change in unrealized appreciation (depreciation)	(478,472,848)	(138,117,511)
Net increase in net assets resulting from operations	465,548,840	1,832,961,627

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(319,893,161)	(33,168,344)
Class C	(51,572,429)	(4,150,542)
Class R	(9,962,544)	(1,009,043)
Institutional Class	(1,282,198,509)	(177,342,718)
Class R6	(206,306,382)	(29,662,577)
	(1,869,933,025)	(245,333,224)

Capital Share Transactions:
Proceeds from shares sold:
Class A	75,892,205	195,383,220
Class C	10,888,870	19,111,692
Class R	3,710,399	7,449,574
Institutional Class	489,755,397	1,061,514,599
Class R6	114,267,162	253,482,522
Net assets from merger:[1]
Class R6	–	43,751,148
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	306,461,458	31,405,053
Class C	50,633,837	4,025,931
Class R	9,959,757	1,007,951
Institutional Class	1,205,581,773	165,129,807
Class R6	165,093,643	24,134,858
	2,432,244,501	1,806,396,355

Statements of changes in net assets
Delaware Value® Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(272,710,308)	$(420,896,868)
Class C	(49,326,977)	(135,104,349)
Class R	(10,210,054)	(20,949,076)
Institutional Class	(1,507,589,276)	(3,557,512,193)
Class R6	(436,852,518)	(595,998,781)
	(2,276,689,133)	(4,730,461,267)
Increase (decrease) in net assets derived from capital
share transactions	155,555,368	(2,924,064,912)
Net Decrease in Net Assets	(1,248,828,817)	(1,336,436,509)
Net Assets:
Beginning of period	9,089,235,742	10,425,672,251
End of period	$7,840,406,925	$9,089,235,742

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.41	$21.14	$22.44	$22.29	$21.63	$19.56

0.12	0.31	0.38	0.36	0.32	0.29
1.06	3.45	(0.63)	1.02	1.19	2.23
1.18	3.76	(0.25)	1.38	1.51	2.52

(0.15)	(0.35)	(0.38)	(0.36)	(0.33)	(0.29)
(4.94)	(0.14)	(0.67)	(0.87)	(0.52)	(0.16)
(5.09)	(0.49)	(1.05)	(1.23)	(0.85)	(0.45)

$20.50	$24.41	$21.14	$22.44	$22.29	$21.63

4.79%	17.94%	(0.90% )	7.09%	7.10%	13.05%

$1,410,135	$1,542,371	$1,505,191	$1,992,320	$2,135,717	$2,392,927
0.95%	0.93%	0.93%	0.93%	0.93%	0.95%
1.14%	1.32%	1.93%	1.68%	1.44%	1.43%
3%	22%	25%	16%	20%	16%

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.37	$21.10	$22.38	$22.23	$21.57	$19.50

0.04	0.13	0.23	0.20	0.15	0.14
1.06	3.44	(0.62)	1.01	1.18	2.23
1.10	3.57	(0.39)	1.21	1.33	2.37

(0.06)	(0.16)	(0.22)	(0.19)	(0.15)	(0.14)
(4.94)	(0.14)	(0.67)	(0.87)	(0.52)	(0.16)
(5.00)	(0.30)	(0.89)	(1.06)	(0.67)	(0.30)

$20.47	$24.37	$21.10	$22.38	$22.23	$21.57

4.42%	17.04%	(1.68% )	6.29%	6.29%	12.26%

$225,641	$253,333	$319,180	$542,875	$545,157	$607,974
1.70%	1.68%	1.68%	1.68%	1.68%	1.70%
0.38%	0.57%	1.18%	0.93%	0.69%	0.68%
3%	22%	25%	16%	20%	16%

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.39	$21.13	$22.43	$22.27	$21.61	$19.54

0.09	0.25	0.33	0.30	0.26	0.24
1.07	3.44	(0.62)	1.03	1.19	2.23
1.16	3.69	(0.29)	1.33	1.45	2.47

(0.12)	(0.29)	(0.34)	(0.30)	(0.27)	(0.24)
(4.94)	(0.14)	(0.67)	(0.87)	(0.52)	(0.16)
(5.06)	(0.43)	(1.01)	(1.17)	(0.79)	(0.40)

$20.49	$24.39	$21.13	$22.43	$22.27	$21.61

4.70%	17.61%	(1.16% )	6.85%	6.82%	12.78%

$44,284	$48,382	$52,840	$81,159	$116,330	$170,221
1.20%	1.18%	1.18%	1.18%	1.18%	1.20%
0.88%	1.07%	1.68%	1.43%	1.19%	1.18%
3%	22%	25%	16%	20%	16%

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.40	$21.14	$22.45	$22.30	$21.64	$19.56

0.15	0.37	0.43	0.41	0.37	0.34
1.07	3.43	(0.64)	1.02	1.19	2.23
1.22	3.80	(0.21)	1.43	1.56	2.57

(0.18)	(0.40)	(0.43)	(0.41)	(0.38)	(0.33)
(4.94)	(0.14)	(0.67)	(0.87)	(0.52)	(0.16)
(5.12)	(0.54)	(1.10)	(1.28)	(0.90)	(0.49)

$20.50	$24.40	$21.14	$22.45	$22.30	$21.64

4.98%	18.19%	(0.68% )	7.36%	7.36%	13.38%

$5,440,491	$6,216,726	$7,427,159	$11,037,713	$10,406,840	$9,242,253
0.70%	0.68%	0.68%	0.68%	0.68%	0.70%
1.39%	1.57%	2.18%	1.93%	1.69%	1.68%
3%	22%	25%	16%	20%	16%

Financial highlights
Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.41	$21.14	$22.45	$22.30	$21.64	$19.57

0.16	0.40	0.45	0.44	0.39	0.36
1.06	3.44	(0.64)	1.01	1.19	2.23
1.22	3.84	(0.19)	1.45	1.58	2.59

(0.19)	(0.43)	(0.45)	(0.43)	(0.40)	(0.36)
(4.94)	(0.14)	(0.67)	(0.87)	(0.52)	(0.16)
(5.13)	(0.57)	(1.12)	(1.30)	(0.92)	(0.52)

$20.50	$24.41	$21.14	$22.45	$22.30	$21.64

5.00%	18.36%	(0.57% )	7.48%	7.46%	13.45%

$719,856	$1,028,424	$1,121,302	$1,162,129	$582,092	$276,328
0.59%	0.58%	0.58%	0.58%	0.58%	0.60%
1.49%	1.67%	2.28%	2.03%	1.79%	1.78%
3%	22%	25%	16%	20%	16%

Notes to financial statements
Delaware Value® Fund	May 31, 2022 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2022 and for all open tax years (years ended November 30, 2019–November 30, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2022, the Fund earned $1,957 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2022, the Fund was charged $148,630 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2022, the Fund was charged $390,820 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2022, the Fund was charged $136,486 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2022, DDLP earned $31,876 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2022, DDLP received gross CDSC commissions of $236 and $7,131 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$281,295,698
Sales	1,277,464,385

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$5,384,397,899
Aggregate unrealized appreciation of investments	$2,570,381,876
Aggregate unrealized depreciation of investments	(170,907,854)
Net unrealized appreciation of investments	$2,399,474,022

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2022:

Level 1
Securities
Assets:
Common Stocks	$7,748,798,349
Short-Term Investments	35,073,572
Total Value of Securities	$7,783,871,921

During the six months ended May 31, 2022, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended May 31, 2022, there were no Level 3 investments.

Notes to financial statements
Delaware Value® Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/22	11/30/21
Shares sold:
Class A	3,590,676	8,235,972
Class C	507,806	808,623
Class R	174,791	317,650
Institutional Class	23,383,461	45,317,186
Class R6	5,459,206	10,776,072
Shares from merger:[1]
Class R6	—	1,796,762
Shares issued upon reinvestment of dividends and distributions:
Class A	14,877,766	1,386,747
Class C	2,458,714	181,602
Class R	483,786	44,746
Institutional Class	58,579,188	7,285,266
Class R6	8,022,374	1,060,804
	117,537,768	77,211,430
Shares redeemed:
Class A	(12,890,981)	(17,616,020)
Class C	(2,340,767)	(5,718,362)
Class R	(481,003)	(879,309)
Institutional Class	(71,303,704)	(149,140,259)
Class R6	(20,502,233)	(24,530,602)
	(107,518,688)	(197,884,552)
Net increase (decrease)	10,019,080	(120,673,122)

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/22	23,607	8,402	337,290	6,767	25,253	337,310	$7,801,011
Year ended
11/30/21	223,997	104,303	314,995	87,926	222,376	333,060	14,888,608

5. Reorganization

On September 17, 2021, the Board approved a proposal to reorganize Macquarie Large-Cap Value Equity Portfolio, a series of Delaware Pooled® Trust (the “Acquired Fund”) with and into Delaware Value® Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

Shares
Acquired	Acquired	Converted	Acquiring
Funds	Fund Shares	to Acquiring	Fund	Conversion
Net Assets	Outstanding	Fund	Net Assets	Ratio
Macquarie Large-Cap Value
Equity Portfolio - Portfolio Class		Delaware Value Fund - Class R6
$43,751,148	2,362,341	1,796,762	$1,176,634,622	0.7610

The net assets of the Acquiring Fund before the Reorganization were $10,052,624,470. The net assets of the Acquiring Fund immediately following the Reorganization were $10,096,375,618.

Notes to financial statements
Delaware Value® Fund

5. Reorganization (continued)

Assuming the Reorganization had been completed on December 1, 2020, the Acquiring Fund’s pro forma results of operations for the six months ended May 31, 2022, would have been as follows:

Net investment income	$160,972,298
Net realized gain on investments	1,815,308,686
Net change in unrealized appreciation (depreciation)	(130,436,353)
Net increase in net assets resulting from operations	$1,845,844,631

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of May 31, 2022, or at any time during the period then ended.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2022, the Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects

Notes to financial statements
Delaware Value® Fund

8. Credit and Market Risk (continued)

of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2022, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Delaware Value® Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2022